UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2008.

Check here if Amendment [  ]: Amendment Number:
This Amendment (Check only one):    [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          KOM Capital Management, LLC
               Knoll Capital Management, L.P.
Address:       666 Fifth Avenue
               37th Floor
               New York, New York 10103

Form 13F File Numbers:

1)  KOM Capital Management, LLC: 028-11425
2)  Knoll Capital Management, L.P.:  028-11424

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Patrick G. O'Neill
Title:    Chief Operating Officer
Phone:    (212) 808-7474

Signature, Place, and Date of Signing:

/s/ Patrick G. O'Neill, New York, New York, November 13, 2008.

Report Type (Check only one.):

[ ]     13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X]     13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]     13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number:                       Name:

28-11424                            Knoll Capital Management, L.P.
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